Significant accounting policies, Exchange Rates (Details)	12 Months Ended
	Oct. 31, 2021 $ / £	Oct. 31, 2021 $ / £ $ / €	Oct. 31, 2021 $ / $ $ / £	Oct. 31, 2021 $ / $ $ / £	Oct. 31, 2021 $ / ₨ $ / £	Oct. 31, 2021 $ / ¥ $ / £	Oct. 31, 2020 $ / £	Oct. 31, 2020 $ / £ $ / €	Oct. 31, 2020 $ / £ $ / $	Oct. 31, 2020 $ / $ $ / £	Oct. 31, 2020 $ / £ $ / ₨	Oct. 31, 2020 $ / ¥ $ / £	Oct. 31, 2019 $ / £	Oct. 31, 2019 $ / £ $ / €	Oct. 31, 2019 $ / £ $ / $	Oct. 31, 2019 $ / £ $ / ¥	Oct. 31, 2021 $ / €	Oct. 31, 2021 $ / $	Oct. 31, 2021 $ / $	Oct. 31, 2021 $ / ₨	Oct. 31, 2021 $ / ¥	Oct. 31, 2020 $ / €	Oct. 31, 2020 $ / $	Oct. 31, 2020 $ / $	Oct. 31, 2020 $ / ₨	Oct. 31, 2020 $ / ¥	Oct. 31, 2019 $ / €	Oct. 31, 2019 $ / $	Oct. 31, 2019 $ / ¥
Exchange rates [Abstract]
Average	1.37	1.19	0.80	0.75	1.36	0.92	1.28	1.13	0.74	0.68	1.36	0.93	1.27	1.12	0.75	1.10
Closing	1.37	1.37	1.37	1.37	1.37	1.37	1.30	1.30	1.30	1.30	1.30	1.30	1.29	1.29	1.29	1.29	1.16	0.81	0.75	1.33	0.88	1.17	0.75	0.70	1.34	0.96	1.12	0.76	1.08